Financial Liabilities - Revenue Purchase and Sale Agreement - Narrative (Details) - Revenue Purchase and Sale Agreement - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	May 08, 2024
Embedded Derivative [Line Items]
Revenue Purchase and Sale Agreement, Purchase price			$ 37.5
Purchase price multiplier			2.25
Right to receive royalty amount	$ 47.7
Discount on revenue participation liability from allocation of purchase price to the embedded derivative		$ 9.2
Issuance costs on revenue participation liability		1.4
Amortization of discount and issuance costs		1.3
Interest expense
Embedded Derivative [Line Items]
Interest expense, inclusive of the amortization of discount and issuance costs		7.2
Interest expense, inclusive of the amortization of discount and issuance costs, excluding discontinued operations		2.5
Interest expense | UDENYCA
Embedded Derivative [Line Items]
Interest expense, inclusive of the amortization of discount and issuance costs		$ 4.7
UDENYCA
Embedded Derivative [Line Items]
Revenue payment, Percentage of U.S. net sales			5.00%
UDENYCA and LOQTORZI
Embedded Derivative [Line Items]
Revenue payment, Percentage of U.S. net sales			0.50%